Employee Benefits - Summary of Group's Liabilities for Long-Term Incentive Plans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Interest cost	€ 6
Current service cost	947
Long-Term Incentive Plan
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	1,780
Interest cost	(7)
Current service cost	1,874	€ 1,780
Actuarial Gains and Losses	6
Ending balance	3,653	1,780
Long-Term Incentive Plan | 2020-2023
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	1,780
Interest cost	(7)
Current service cost	1,874	1,780
Actuarial Gains and Losses	6
Ending balance	€ 3,653	€ 1,780